Covid-19-Update	9 Months Ended
Sep. 30, 2020
Covid-19-update
Covid-19-Update
3.	COVID-19-UPDATE

The negative impact of the COVID-19 pandemic on the restaurant and bar industry was abrupt and substantial, and the Company’s business, cash flows from operations and liquidity suffered, and continues to suffer, materially as a result. In many jurisdictions, including those in which the Company has many customers and prospective customers, restaurants and bars were ordered by the government to shut-down or close all on-site dining operations in the latter half of March 2020. Since then, governmental orders and restrictions impacting restaurants and bars in certain jurisdictions were eased or lifted as the number of COVID-19 cases decreased or plateaued, but as jurisdictions began experiencing a resurgence in COVID-19 cases, many jurisdictions reinstated such orders and restrictions, including mandating the shut-down of bars and the closing of all on-site dining operations of restaurants. The Company has experienced material decreases in subscription revenue, advertising revenue and cash flows from operations, which the Company expects to continue for at least as long as the restaurant and bar industry continues to be negatively impacted by the COVID-19 pandemic, and which may continue thereafter if restaurants and bars seek to reduce their operating costs or are unable to re-open even if restrictions within their jurisdictions are eased or lifted. For example, at its peak, approximately 70% of the Company’s customers had their subscriptions to our services temporarily suspended. As of November 10, 2020, approximately 11% of the Company’s customers remain on subscription suspensions. See Item 2. “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Liquidity and Capital Resources” in Part I, and Item 1A. “Risk Factors” in Part II, of the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2020 for additional information regarding the impact of the pandemic on the Company’s business and outlook.

While the Company expects the effects of the pandemic to negatively impact its future results of operations, cash flows and financial position, the current level of uncertainty over the economic and operational impacts of the pandemic means the related future financial impact cannot be reasonably estimated at this time. The Company’s consolidated financial statements reflect estimates and assumptions made by management that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the consolidated financial statements and reported amounts of revenue and expenses during the reporting periods presented. Such estimates and assumptions affect, among other things, the allowance for doubtful accounts, site equipment to be installed, fixed assets, capitalized software development, goodwill and right-of-use assets. Events and changes in circumstances arising after the issuance of the financial statements as of and for the three and nine months ended September 30, 2020, including those resulting from the impacts of COVID-19, will be reflected in future periods.